RELATED PARTIES - Employment agreements (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
RELATED PARTIES
Employee benefit liability	$ 6,000	$ 4,620	$ 4,398